Other Investments - Additional Information (Detail)	Dec. 31, 2024	Dec. 31, 2023	Nov. 20, 2020
Disclosure of investment [Line Items]
Interest rate			6.50%
Bottom of range [member]
Disclosure of investment [Line Items]
Interest rate	2.40%	6.00%
Top of range [member]
Disclosure of investment [Line Items]
Interest rate	12.60%	11.50%